Offsetting of financial assets and financial liabilities (Details) (CHF)	Dec. 31, 2013	Dec. 31, 2012
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	568,500,000,000	827,500,000,000
Offsetting	(544,900,000,000)	(800,200,000,000)
of which counterparty netting	(523,900,000,000)	(766,800,000,000)
of which cash collateral netting	(21,000,000,000)	(33,400,000,000)
Total net derivatives subject to enforceable master netting agreements	23,600,000,000	27,300,000,000
Total derivatives not subject to enforceable master netting agreements	10,100,000,000	9,800,000,000
Total net derivatives presented in the consolidated balance sheets	33,700,000,000	37,100,000,000
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	112,000,000,000	141,400,000,000
Securities purchased under resale agreements, offsetting	(25,100,000,000)	(41,100,000,000)
Securities purchased under resale agreements, net	86,900,000,000	100,300,000,000
Securities borrowing transactions, gross	22,700,000,000	20,900,000,000
Securities borrowing transactions, offsetting	(1,700,000,000)	(2,000,000,000)
Securities borrowing transactions, net	21,000,000,000	18,900,000,000
Total subject to enforceable master netting agreements, gross	134,700,000,000	162,300,000,000
Total subject to enforceable master netting agreements, offsetting	(26,800,000,000)	(43,100,000,000)
Total subject to enforceable master netting agreements, net	107,900,000,000	119,200,000,000
Total not subject to enforceable master netting agreements	52,100,000,000	64,300,000,000
Total, gross	186,800,000,000	226,600,000,000
Total, offsetting	(26,800,000,000)	(43,100,000,000)
Total, net	160,000,000,000	183,500,000,000
of which reported at fair value	96,587,000,000	113,664,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	23,600,000,000	27,300,000,000
Derivatives, financial instruments	4,900,000,000	5,800,000,000
Derivatives, cash collateral received/pledged	100,000,000	0
Derivatives, net exposure	18,600,000,000	21,500,000,000
Securities purchased under resale agreements, net	86,900,000,000	100,300,000,000
Securities purchased under resale agreements, financial instruments	86,900,000,000	100,300,000,000
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	21,000,000,000	18,900,000,000
Securities borrowing transactions, financial instruments	20,200,000,000	17,400,000,000
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	800,000,000	1,500,000,000
Total financial assets subject to enforceable, net	131,500,000,000	146,500,000,000
Total financial assets subject to enforceable, financial instruments	112,000,000,000	123,500,000,000
Total financial assets subject to enforceable, cash collateral received/pledged	100,000,000	0
Total financial assets subject to enforceable, net exposure	19,400,000,000	23,000,000,000
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	31,600,000,000	33,200,000,000
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	2,100,000,000	3,900,000,000
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	270,600,000,000	368,300,000,000
Offsetting	(269,100,000,000)	(367,200,000,000)
Total net derivatives subject to enforceable master netting agreements	1,500,000,000	1,100,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,500,000,000	1,100,000,000
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	282,200,000,000	443,700,000,000
Offsetting	(260,700,000,000)	(418,700,000,000)
Total net derivatives subject to enforceable master netting agreements	21,500,000,000	25,000,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	21,500,000,000	25,000,000,000
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,700,000,000	15,500,000,000
Offsetting	(15,100,000,000)	(14,300,000,000)
Total net derivatives subject to enforceable master netting agreements	600,000,000	1,200,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	600,000,000	1,200,000,000
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	448,700,000,000	703,200,000,000
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	265,400,000,000	365,300,000,000
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	183,000,000,000	337,600,000,000
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300,000,000	300,000,000
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	58,600,000,000	60,500,000,000
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	58,500,000,000	60,500,000,000
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100,000,000	0
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	30,300,000,000	26,400,000,000
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,500,000,000	12,700,000,000
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	14,800,000,000	13,700,000,000
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	26,000,000,000	30,100,000,000
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,200,000,000	3,000,000,000
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,800,000,000	27,100,000,000
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,900,000,000	7,300,000,000
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,400,000,000	5,800,000,000
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	500,000,000	1,500,000,000
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	568,400,000,000	827,500,000,000
Offsetting	(544,800,000,000)	(800,000,000,000)
of which counterparty netting	(523,800,000,000)	(766,700,000,000)
of which cash collateral netting	(21,000,000,000)	(33,300,000,000)
Total net derivatives subject to enforceable master netting agreements	23,600,000,000	27,500,000,000
Total derivatives not subject to enforceable master netting agreements	10,300,000,000	9,800,000,000
Total net derivatives presented in the consolidated balance sheets	33,900,000,000	37,300,000,000
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	112,000,000,000	141,400,000,000
Securities purchased under resale agreements, offsetting	(25,100,000,000)	(41,100,000,000)
Securities purchased under resale agreements, net	86,900,000,000	100,300,000,000
Securities borrowing transactions, gross	22,700,000,000	20,900,000,000
Securities borrowing transactions, offsetting	(1,700,000,000)	(2,000,000,000)
Securities borrowing transactions, net	21,000,000,000	18,900,000,000
Total subject to enforceable master netting agreements, gross	134,700,000,000	162,300,000,000
Total subject to enforceable master netting agreements, offsetting	(26,800,000,000)	(43,100,000,000)
Total subject to enforceable master netting agreements, net	107,900,000,000	119,200,000,000
Total not subject to enforceable master netting agreements	52,100,000,000	64,200,000,000
Total, gross	186,800,000,000	226,500,000,000
Total, offsetting	(26,800,000,000)	(43,100,000,000)
Total, net	160,000,000,000	183,400,000,000
of which reported at fair value	96,587,000,000	113,664,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	23,600,000,000	27,500,000,000
Derivatives, financial instruments	4,900,000,000	5,800,000,000
Derivatives, cash collateral received/pledged	100,000,000	0
Derivatives, net exposure	18,600,000,000	21,700,000,000
Securities purchased under resale agreements, net	86,900,000,000	100,300,000,000
Securities purchased under resale agreements, financial instruments	86,900,000,000	100,300,000,000
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	21,000,000,000	18,900,000,000
Securities borrowing transactions, financial instruments	20,200,000,000	17,400,000,000
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	800,000,000	1,500,000,000
Total financial assets subject to enforceable, net	131,500,000,000	146,700,000,000
Total financial assets subject to enforceable, financial instruments	112,000,000,000	123,500,000,000
Total financial assets subject to enforceable, cash collateral received/pledged	100,000,000	0
Total financial assets subject to enforceable, net exposure	19,400,000,000	23,200,000,000
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	31,800,000,000	33,400,000,000
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	2,100,000,000	3,900,000,000
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	270,500,000,000	368,300,000,000
Offsetting	(269,100,000,000)	(367,200,000,000)
Total net derivatives subject to enforceable master netting agreements	1,400,000,000	1,100,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,400,000,000	1,100,000,000
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	282,100,000,000	443,600,000,000
Offsetting	(260,600,000,000)	(418,600,000,000)
Total net derivatives subject to enforceable master netting agreements	21,500,000,000	25,000,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	21,500,000,000	25,000,000,000
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,800,000,000	15,600,000,000
Offsetting	(15,100,000,000)	(14,200,000,000)
Total net derivatives subject to enforceable master netting agreements	700,000,000	1,400,000,000
Amounts not offset in the consolidated balance sheets
Derivatives, net	700,000,000	1,400,000,000
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	448,500,000,000	703,200,000,000
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	265,300,000,000	365,300,000,000
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	183,000,000,000	337,700,000,000
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200,000,000	200,000,000
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	58,500,000,000	60,400,000,000
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100,000,000	0
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	58,400,000,000	60,400,000,000
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	30,300,000,000	26,400,000,000
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,500,000,000	12,700,000,000
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	14,800,000,000	13,700,000,000
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	26,000,000,000	30,100,000,000
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,200,000,000	3,000,000,000
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,800,000,000	27,100,000,000
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,100,000,000	7,400,000,000
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,400,000,000	5,700,000,000
Bank | Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	700,000,000	1,700,000,000